Recoverable taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Recoverable taxes

7. Securities trading and intermediation (receivable and payable)

Represented by operations at B3 on behalf of and on account of third parties, with liquidation operating cycle between D+1 and D+3.

	March 31, 2020	December 31, 2019
Cash and settlement records	49	13,823
Debtors pending settlement	956,760	477,646
Other	58,976	13,514

Total Assets	1,015,785	504,983

Cash and settlement records	557,632	474,759
Creditors pending settlement	12,775,907	8,639,787

Total Liabilities	13,333,539	9,114,546

11. Recoverable taxes

	2019	2018
Prepayments of income taxes (IRPJ and CSLL)	225,465	182,021
Contributions over revenue (PIS and COFINS)	16,859	533
Taxes on services (ISS)	846	698
Value added taxes (VAT)	150	98

Total	243,320	183,350

Current	243,320	183,350
Non-current	—	—